Note 12 - Earnings (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income / (loss)	$ 15,103	$ (26,515)
Weighted average number of common shares, basic and diluted (in shares)	24,211,897	8,424,213
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ 0.62	$ (3.15)